N-2 - $ / shares	Oct. 07, 2022	Jul. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001745059
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Angel Oak Financial Strategies Income Term Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2022.

Series	Principal Outstanding July 31, 2022	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value July 31, 2022	Fixed Interest Rate	Maturity Date
A	$40,000,000	Semi-Annual	$412,111	$36,608,378	2.35%	July 8, 2026
B	$45,000,000	Semi-Annual	$464,720	$40,552,772	2.80%	July 8, 2028

Senior Securities, Note [Text Block]
NOTE 10. SENIOR NOTES
On July 8, 2021, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $85,000,000 in two fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
The table below sets forth a summary of the key terms of each series of Notes outstanding at July 31, 2022.

Series	Principal Outstanding July 31, 2022	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value July 31, 2022	Fixed Interest Rate	Maturity Date
A	$40,000,000	Semi-Annual	$412,111	$36,608,378	2.35%	July 8, 2026
B	$45,000,000	Semi-Annual	$464,720	$40,552,772	2.80%	July 8, 2028

The carrying value of the Notes on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund would categorize the Senior Notes as Level 2 in the fair value hierarchy.
The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (“NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A1’ long-term rating by Moody’s Investors Service.
The aggregate accrued interest payable on the Notes as of July 31, 2022, was $140,556 and is included in the Interest Payable for senior notes and reverse repurchase agreements line item in the Statement of Assets and Liabilities. The Fund paid an origination fee of $854,000 and other expenses on July 13, 2021, which was paid upfront and is being accrued for daily over the life of the Notes. During the period ended July 31, 2022, $1,208,399 of interest expense and origination fees were included in the Interest and commissions expense line item that is reflected in the Statement of Operations.
At July 31, 2022, the Fund was in compliance with all covenants under the Agreement.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of Angel Oak Financial Strategies Income Fund is to seek current income with a secondary objective of total return.
Risk Factors [Table Text Block]
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
High Yield Securities:
The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks:
The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Bank Loans and Participations:
The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans of any credit quality, maturity or duration. The bank loans and participations in which the Fund will invest may have fixed or floating interest rates, may be senior or subordinated, may be levered loans, and may be rated below investment grade or unrated. The Fund may invest in bank loans through assignments (whereby the Fund assumes the position of the lender to the borrower) or loan participation (whereby the Fund purchases all or a portion of the economic interest in a loan). “Unitranche” loans are loans that combine both senior and subordinate debt into a single loan under which the borrower pays an interest rate intended to reflect the relative risk of the secured and unsecured components of the loan.

Latest Share Price		$ 14.8
Latest Premium (Discount) to NAV [Percent]		(9.37%)
Latest NAV		$ 16.33
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		25,062,638
Subordinated Debt of Banks and Diversified Financial Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities:
The Fund may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common and Preferred Stocks:
The Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income, and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.

Bank Loans and Participations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bank Loans and Participations:
The Fund may invest in bank loans and participations, including first-lien, second-lien and unitranche loans of any credit quality, maturity or duration. The bank loans and participations in which the Fund will invest may have fixed or floating interest rates, may be senior or subordinated, may be levered loans, and may be rated below investment grade or unrated. The Fund may invest in bank loans through assignments (whereby the Fund assumes the position of the lender to the borrower) or loan participation (whereby the Fund purchases all or a portion of the economic interest in a loan). “Unitranche” loans are loans that combine both senior and subordinate debt into a single loan under which the borrower pays an interest rate intended to reflect the relative risk of the secured and unsecured components of the loan.